Exhibit 99.02

Client Name:	Bank of America Corporation
Client Project Name:	CIM 2020-J1
Start - End Dates:	08/2019 - 05/2020
Deal Loan Count:	127

Conditions Report 2.0

Loans in Report:	127
Loans with Conditions:	127

0 - Total Active Conditions

389 - Total Satisfied Conditions

232 - Credit Review Scope
8 - Category: Ability to Repay/Qualified Mortgage
9 - Category: Application
5 - Category: Assets
3 - Category: Credit/Mtg History
4 - Category: DTI
5 - Category: General Credit
135 - Category: HMDA
15 - Category: Income/Employment
12 - Category: Insurance
20 - Category: Legal Documents
1 - Category: LTV/CLTV
12 - Category: Terms/Guidelines
3 - Category: Title
49 - Property Valuations Review Scope
35 - Category: Appraisal
2 - Category: FEMA
1 - Category: Property
11 - Category: Value
108 - Compliance Review Scope
16 - Category: Ability to Repay/Qualified Mortgage
1 - Category: Borrower's Interest
3 - Category: Compliance Manual
5 - Category: Documentation
1 - Category: Finance Charge Tolerance
1 - Category: RESPA
7 - Category: Right of Rescission
1 - Category: State Consumer Protection
73 - Category: TILA/RESPA Integrated Disclosure
88 - Total Waived Conditions

6 - Credit Review Scope
3 - Category: DTI
2 - Category: Income/Employment
1 - Category: Legal Documents
82 - Compliance Review Scope
4 - Category: Borrower's Interest
13 - Category: Federal Consumer Protection
1 - Category: Repayment Ability
30 - Category: RESPA
2 - Category: Right of Rescission
3 - Category: State Consumer Protection
29 - Category: TILA/RESPA Integrated Disclosure

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